Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Oct. 31, 2011	Oct. 31, 2010
ASSETS
Cash and cash equivalents	$ 250,740	$ 367,180
Consolidated inventory not owned:
Total assets	1,602,180	1,817,560
LIABILITIES AND EQUITY
Total liabilities	2,098,782	2,155,498
Hovnanian Enterprises, Inc. stockholders' equity deficit:
Preferred stock, $.01 par value - authorized 100,000 shares; issued 5,600 shares with a liquidation preference of $140,000, at October 31, 2011 and 2010	135,299	135,299
Paid in capital - common stock	591,696	463,908
Accumulated deficit	(1,109,506)	(823,419)
Treasury stock - at cost	(115,257)	(115,257)
Total Hovnanian Enterprises, Inc. stockholders' equity deficit	(496,694)	(338,568)
Noncontrolling interest in consolidated joint ventures	92	630
Total equity deficit	(496,602)	(337,938)
Total liabilities and equity	1,602,180	1,817,560
Notes payable:
Senior notes (Note 9)	802,862	711,585
TEU senior subordinated amortizing notes (Note 10)	13,323
Accrued interest (Notes 8 and 9)	21,331	23,968
Total notes payable	1,624,101	1,640,315
Income taxes payable (Note 13)	41,829	17,910
Nonrecourse Land Mortgages [Member] | Homebuilding [Member]
LIABILITIES AND EQUITY
Secured debt	26,121	4,313
Nonrecourse Mortgages Secured By Operating Properties [Member] | Homebuilding [Member]
LIABILITIES AND EQUITY
Secured debt	19,748	20,657
Senior Secured Notes [Member]
LIABILITIES AND EQUITY
Secured debt	786,585	784,592
Senior Subordinated Notes [Member]
Notes payable:
Senior subordinated notes (Note 9)		120,170
Homebuilding [Member]
ASSETS
Cash and cash equivalents	244,356	359,124
Restricted cash	73,539	108,983
Inventories (Note 14):
Sold and unsold homes and lots under development	720,149	591,729
Land and land options held for future development or sale	245,529	348,474
Consolidated inventory not owned:
Specific performance options	2,434	21,065
Variable interest entities (Note 19)		32,710
Other options		7,962
Total consolidated inventory not owned	2,434	61,737
Total inventories	968,112	1,001,940
Investments in and advances to unconsolidated joint ventures (Note 20)	57,826	38,000
Receivables, deposits, and notes	52,277	61,023
Property, plant, and equipment - net (Note 5)	53,266	62,767
Prepaid expenses and other assets	67,698	83,928
Total assets	1,517,074	1,715,765
LIABILITIES AND EQUITY
Liabilities from inventory not owned (Note 19)	2,434	53,249
Total liabilities	368,606	407,488
Notes payable:
Accounts payable and other liabilities	303,633	319,749
Customers’ deposits (Note 6)	16,670	9,520
Financial Services [Member]
ASSETS
Cash and cash equivalents	6,384	8,056
Restricted cash	4,079	4,022
Mortgage loans held for sale (Note 7)	72,172	86,326
Other assets	2,471	3,391
Consolidated inventory not owned:
Total assets	85,106	101,795
LIABILITIES AND EQUITY
Total liabilities	64,246	89,785
Notes payable:
Accounts payable and other liabilities	14,517	16,142
Mortgage warehouse line of credit (Notes 7 and 8)	49,729	73,643
Common Class A [Member]
Hovnanian Enterprises, Inc. stockholders' equity deficit:
Common stock	921	748
Common Class B [Member]
Hovnanian Enterprises, Inc. stockholders' equity deficit:
Common stock	$ 153	$ 153